SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets with indefinite useful lives	¥ 0
Trademark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of acquired intangible	10 years	10 years
Estimated useful life	10 years
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of acquired intangible	10 years	10 years
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of acquired intangible	3 years
Minimum | Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of acquired intangible	10 years
Maximum | Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life	5 years